Trade receivables - Summary of Aging Analysis of Trade Receivables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 133,657	¥ 152,256
0 - 90 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	29,865	124,736
91 - 180 days [Member]
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	17,331	1,029
181 – 365 days
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	26,216	10,480
1-2 years
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	52,100	14,852
2 – 3 years
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	7,843	1,159
Over 3 years
Disclosure of aged analysis of trade receivables [Line Items]
Trade receivables	¥ 302	¥ 0